FINANCE AND OTHER RECEIVABLES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Repossessed inventory	$ 16.0	$ 15.6
Proceeds from the sales of repossessed assets	80.1	135.3	202.5
Financial Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Decrease in the recorded investment for loans and leases modified as TDRs	0.2
Post-Modification Recorded Investment	33.1
Loans accounted for as troubled debt restructurings	26.0	6.5
Financial Services | Dealer wholesale financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of finance receivables that are on non-accrual status	18.4	3.4
Financial Services | Retail | Fleet
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of finance receivables that are on non-accrual status	63.9	72.2
Post-Modification Recorded Investment	27.5
Financial Services | Retail | Owner/Operator
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment of finance receivables that are on non-accrual status	17.6	33.9
Post-Modification Recorded Investment	5.6
Financial Services | Retail | Subsequently Defaults | Fleet
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment, subsequently defaulted	3.7
Financial Services | Retail | Subsequently Defaults | Owner/Operator
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment, subsequently defaulted	0.6
Financial Services | Finance Leases Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Estimated residual values included with finance leases	$ 209.4	$ 165.3